Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
CASH FLOWS FROM FINANCING ACTIVITIES:
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 11,874,000
Medmen Enterprises Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss from Continuing Operations	(145,445,431)	$ (456,572,858)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Deferred Tax Recovery	(19,570,524)	(58,422,755)
Depreciation and Amortization	33,808,332	40,506,869
Non-Cash Operating Lease Costs	27,700,475	27,019,202
Accretion of Debt Discount and Loan Origination Fees	24,785,659	4,699,741
Loss on Disposals of Asset	669,601
Gain on Lease Terminations	(17,748,458)
Accretion of Deferred Gain on Sale of Property	(566,629)	(566,625)
Impairment of Assets	2,363,272	246,705,365
Gain on Disposal of Assets Held for Sale	(12,338,123)	(8,439,967)
Realized and Unrealized Gain on Investments and Other Assets		(7,933,821)
Realized and Unrealized Changes in Fair Value of Contingent Consideration	390,727	8,951,801
Change in Fair Value of Derivative Liabilities	(838,767)	(8,797,409)
Loss on Extinguishment of Debt, Settlement of Accounts Payables and Accrued Liabilities	16,142,127	44,355,401
Share-Based Compensation	5,464,146	11,065,124
Interest Capitalized to Senior Secured Convertible Debt and Notes Payable	36,393,137
Shares Issued for Acquisition Costs		564,464
Changes in Operating Assets and Liabilities:
Accounts Receivable and Prepaid Expenses	(1,921,516)	4,791,618
Prepaid Rent - Related Party		2,712,237
Inventory	583,235	5,083,903
Other Current Assets	2,147,239	6,800,527
Due from Related Party	3,109,718	1,524,738
Other Assets	3,241,362	(10,834,353)
Accounts Payable and Accrued Liabilities	(1,379,949)	49,072,440
Interest Payments on Finance Leases	(6,068,291)	(6,262,019)
Cash Payments - Operating Lease Liabilities	(21,318,700)	(24,003,931)
Income Taxes Payable	25,595,390	17,178,782
Other Current Liabilities	1,360,832	16,319,120
Due to Related Party	(3,079,894)	(1,084,003)
Other Non-Current Liabilities		787,492
NET CASH USED IN CONTINUED OPERATING ACTIVITIES	(46,520,937)	(94,778,917)
Net Cash Used in Discontinued Operating Activities	(13,179,073)	(14,923,145)
NET CASH USED IN OPERATING ACTIVITIES	(59,700,010)	(109,702,062)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of Property and Equipment	(6,887,703)	(57,452,740)
Additions to Intangible Assets	(886,314)	(4,140,786)
Proceeds from the Sale of Investments		12,500,000
Proceeds from Sale of Assets Held for Sale and Other Assets	19,002,185	21,947,797
Proceeds from Sale of Property		9,300,000
Acquisition of Businesses, Net of Cash Acquired		(1,000,000)
Restricted Cash	299	39,324
NET CASH PROVIDED BY (USED IN) CONTINUED INVESTING ACTIVITIES	11,228,467	(18,806,405)
Net Cash Used in Discontinued Investing Activities		(532,721)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	11,228,467	(19,339,126)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Subordinate Voting Shares for Cash	28,885,912	62,593,190
Exercise of Warrants for Cash	1,622,377
Payment of Loan Amendment Fee	(225,036)	(500,000)
Proceeds from Issuance of Senior Secured Convertible Credit Facility	14,577,000	50,000,000
Proceeds from Issuance of Notes Payable	15,830,279	13,850,000
Principal Repayments of Notes Payable	(742,860)	(14,779,090)
Principal Repayments of Senior Secured Convertible Credit Facility	(8,000,000)
Principal Repayments of Finance Lease Liability	(1,201,609)	(1,785,282)
Debt and Equity Issuance Costs		(1,939,394)
Distributions - Non-Controlling Interest		(310,633)
NET CASH PROVIDED BY FINANCING ACTIVITIES	50,746,063	107,128,791
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,274,520	(21,912,397)
Cash Included in Assets Held for Sale		(743,271)
Cash and Cash Equivalents, Beginning of Period	9,598,736	32,254,404
CASH AND CASH EQUIVALENTS, END OF PERIOD	11,873,256	9,598,736
SUPPLEMENTAL DISCLOSURE FOR CASH FLOW INFORMATION
Cash Paid for Interest	3,943,306	32,425,137
Non-Cash Investing and Financing Activities:
Net Assets Transferred to Held for Sale	6,614,987	23,890,069
Receivable Recorded on Asset Held for Sale	1,615,600
Adoption of ASC 842 - Leases		152,141,639
Lease Terminations and Amendments	34,734,132
Recognition of Right-of-Use Assets for Finance Leases		45,614,041
Relief of Accounts Payable for Return of Property and Equipment	6,172,096
Settlement of Contingent Consideration with Shares		11,559,875
Increase in Fair Value of Contingent Consideration Related to Asset Acquisition		9,374,487
Issuance of Subordinate Voting Shares for Intangible Assets and Other Assets		12,706,563
Redemption of MedMen Corp Redeemable Shares	78,008,749	32,192,800
Fair Value of Warrants - Private Placement Cost	7,228,211
Equity Component of Debt Modification - Non-Controlling Interest		5,331,969
Conversion of Convertible Debentures	2,371,782
Shares Issued to Settle Debt and Lender Fees	2,010,504	4,798,343
Shares Issued to Settle Accounts Payable and Liabilities	3,610,650	6,908,194
Equity Component of Debt - New and Amended	61,734,380	23,781,053
Release of Investments for Liabilities	750,000
Accrued Interest Added to Senior Secured Convertible Debt and Notes Payable	4,614,291	10,247,255
Deferred Tax Impact on Property Purchases		15,948,592
Deferred Tax Impact on Intangible Purchases		(362,125)
Deferred Tax Impact on Conversion Feature	21,629,048	11,009,989
Accrual for the Repurchase of Class A Super Voting Shares		$ 475,650